LEASE LIABILITIES (Details Textual) $ in Millions	1 Months Ended
	Dec. 31, 2017 USD ($) Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Category I Leases [Member] | Bottom of range [member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis		3.40%
Category I Leases [Member] | Top of range [member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis		11.40%
Category Ii Leases [Member] | Bottom of range [member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis		4.50%
Category Ii Leases [Member] | Top of range [member]
Disclosure Of Lease Liabilities [Line Items]
Borrowings, adjustment to interest rate basis		11.40%
Equipment Financing [Member]
Disclosure Of Lease Liabilities [Line Items]
Proceeds from equipment financing obligations | $	$ 7.9
Property, plant and equipment, pledged as security | $		$ 0.0	$ 0.0
Equipment Financing [Member] | Bottom of range [member]
Disclosure Of Lease Liabilities [Line Items]
Quarterly lease terms | Installment	12
Equipment Financing [Member] | Top of range [member]
Disclosure Of Lease Liabilities [Line Items]
Quarterly lease terms | Installment	16